Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Expenses
Assays and analysis	$ 224,233	$ 123,199	$ 119,460
Drilling	1,199,928	263,705	746,312
Equipment rental	73,629	24,003	18,806
Geological	1,508,855	817,983	440,156
Helicopter and fuel	1,519,029	568,658	773,841
Property costs and assessments	1,553,601	1,142,426	153,692
Site activities	905,971	367,000	202,373
Socioeconomic	310,389	237,781	328,716
Travel and accommodation	86,281	29,587	25,039
Exploration and evaluation	7,381,916	3,574,342	2,808,395
Legal, accounting and audit	190,132	34,720	83,745
Office and administration	658,686	594,734	1,112,622
Shareholder communication	122,045	49,244	50,355
Travel and accommodation	36,170	14,316	10,229
Trust and regulatory	45,973	39,514	31,969
Administration	1,053,006	732,528	1,288,920
Pursuant to IKE agreements	(3,244,596)	(2,932,597)	(3,067,403)
Pursuant to JOY agreement	(2,952,141)
Mineral exploration tax credits	(695,594)	(648,512)	(34,658)
Cost recoveries	(6,892,331)	(3,581,109)	(3,102,061)
Total expenses	1,542,591	725,761	995,254
Other items
Finance income	(26,705)	(8,323)	(10,341)
Interest expense - director's loans	128,096	136,959	82,614
Transaction cost - director's loans	433,044	203,057	56,992
Foreign exchange (gain) loss	(4,093)		2,183
Gain on disposition of marketable securities	(667)	(14,806)	(7,923)
Loss	$ 2,072,266	$ 1,042,648	$ 1,118,779
Basic and diluted loss per common share	$ 0.01	$ 0.01	$ 0.01
Weighted average number of common shares outstanding	156,826,422	141,435,020	141,406,301